Additional Financial Information - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2023	Dec. 31, 2019	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Accounts Receivable Securitization	$ 100.0
Employee Related Liabilities Current And Noncurrent			$ 116.2	$ 102.8
Interest Paid During the Year			196.9	137.7	$ 85.0
Income Taxes Paid During the Year			22.8	14.3	13.9
Employee-related liabilities			116.2			$ 40.7
Individual Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the company continues to service, amount outstanding						399.6
Pooled Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the company continues to service, amount outstanding						0.0
Revolving agreement, maximum amount of receivables allowed to transfer		$ 100.0
Pooled Monetization Agreement
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts receivable, net			0.0	52.3
Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts receivable, net			449.2	350.9
Trade Accounts Receivable | Individual Monetization Agreements
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the company continues to service, amount outstanding			449.2
Trade Accounts Receivable | Pooled Monetization Agreements
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the company continues to service, amount outstanding			0.0
Starz Business of Lions Gate Entertainment Corp
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the company continues to service, amount outstanding			164.2	189.6		134.8
Interest paid			45.6	59.0	49.9
Income taxes paid gross			3.0	8.6	$ 3.0
Employee-related liabilities			$ 28.4	$ 23.2		$ 15.3